Warrant Liabilities (Details) - Schedule of Public Warrants - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Public Warrants [Abstract]
Balance at beginning	$ 9,200	$ 16,000
Acquired public warrants
Fair value remeasurement	(5,400)	(6,800)
Balance at ending	$ 3,800	$ 9,200